UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Special Value Trust
MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Special Value Trust
New York Stock Exchange Symbol: MFV

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Comcast Corp., “A”	2.1%
NASDAQ, Inc.	2.1%
Texas Instruments, Inc.	2.0%
JPMorgan Chase & Co.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Illinois ToolWorks, Inc.	1.9%
Citigroup, Inc.	1.9%
Southern Co.	1.8%
Duke Energy Corp.	1.8%
Cigna Corp.	1.7%
GICS equity sectors (g)
Financials	12.9%
Health Care	7.0%
Industrials	6.7%
Information Technology	4.9%
Utilities	4.6%
Communication Services	2.1%
Materials	1.6%
Consumer Staples	1.6%
ETFs	1.1%
Energy	0.1%
Equity Warrants (o)	0.0%
Fixed income sectors (i)
High Yield Corporates	47.9%
Emerging Markets Bonds	6.2%
Investment Grade Corporates	0.3%
Floating Rate Loans	0.3%
Municipal Bonds	0.3%
Composition including fixed income credit quality (a)(i)
BBB	0.4%
BB	28.5%
B	17.9%
CCC	7.7%
C	0.3%
D	0.1%
Not Rated	0.1%
Non-Fixed Income	42.6%
Cash & Cash Equivalents	2.4%
Other (o)	(0.0)%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Katherine Cannan	Equity Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 10.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 53.9%
Aerospace & Defense – 1.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$96,000	$ 95,820
Moog, Inc., 4.25%, 12/15/2027 (n)	90,000	92,475
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	74,112
TransDigm, Inc., 6.375%, 6/15/2026	40,000	41,475
TransDigm, Inc., 5.5%, 11/15/2027	45,000	46,827
TransDigm, Inc., 4.625%, 1/15/2029 (n)	41,000	40,406
		$391,115
Airlines – 0.1%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$40,000	$ 42,000
Automotive – 1.0%
Dana, Inc., 5.5%, 12/15/2024	$5,000	$ 5,102
Dana, Inc., 5.375%, 11/15/2027	46,000	48,966
Dana, Inc., 5.625%, 6/15/2028	15,000	16,163
Dana, Inc., 4.25%, 9/01/2030	25,000	25,250
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	85,000	89,356
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	30,000	30,418
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	80,000	86,400
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	30,000	33,075
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	30,000	31,036
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	30,000	30,041
		$395,807
Broadcasting – 1.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$50,000	$ 52,875
iHeartCommunications, Inc., 8.375%, 5/01/2027	55,000	59,015
Netflix, Inc., 5.875%, 2/15/2025	90,000	104,063
Netflix, Inc., 3.625%, 6/15/2025 (n)	45,000	48,389
Netflix, Inc., 5.875%, 11/15/2028	30,000	36,502
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	15,000	15,281
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	75,000	79,219
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	50,000	52,611
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	135,000	136,687
		$584,642

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.4%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$25,000	$ 25,617
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	110,000	114,675
LPL Holdings, Inc., 4%, 3/15/2029 (n)	36,000	36,000
		$176,292
Building – 2.1%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$60,000	$ 61,908
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	90,000	91,350
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)	30,000	30,563
Core & Main LP, 6.125%, 8/15/2025 (n)	32,000	32,756
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	39,000	40,447
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	45,000	45,066
Interface, Inc., 5.5%, 12/01/2028 (n)	60,000	62,400
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	35,000	35,875
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	70,000	72,100
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	35,000	39,025
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	40,000	38,950
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	65,000	70,525
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	50,000	52,688
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	50,000	52,992
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	66,000	66,165
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	10,000	9,373
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	40,000	42,450
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (p)	20,000	20,750
		$865,383
Business Services – 0.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$65,000	$ 66,625
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	30,000	30,450
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	25,000	26,225
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	30,000	31,163
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	55,000	57,200
Switch, Ltd., 3.75%, 9/15/2028 (n)	74,000	73,630
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	50,000	53,250
		$338,543
Cable TV – 4.1%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)	$75,000	$ 75,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	77,000	79,695
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	105,000	108,380

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		$165,000	$ 172,219
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		50,000	50,869
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		200,000	209,714
DISH DBS Corp., 5.875%, 11/15/2024		65,000	70,321
DISH DBS Corp., 7.75%, 7/01/2026		65,000	74,912
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		45,000	27,535
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		30,000	18,702
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		65,000	66,706
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		125,000	135,078
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		200,000	211,800
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	27,508
Videotron Ltd., 5.125%, 4/15/2027 (n)		120,000	126,750
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		200,000	204,840
			$1,660,029
Chemicals – 1.0%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$150,000	$ 157,125
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		65,000	64,838
Ingevity Corp., 3.875%, 11/01/2028 (n)		74,000	73,710
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	126,046
			$421,719
Computer Software – 0.5%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$95,000	$ 98,325
PTC, Inc., 3.625%, 2/15/2025 (n)		65,000	66,687
PTC, Inc., 4%, 2/15/2028 (n)		35,000	35,926
			$200,938
Computer Software - Systems – 0.8%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)		$30,000	$ 28,725
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		130,000	144,300
Fair Isaac Corp., 4%, 6/15/2028 (n)		7,000	7,096
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		95,000	100,926
Twilio, Inc., 3.625%, 3/15/2029		45,000	45,859
			$326,906
Conglomerates – 2.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$85,000	$ 90,100
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		110,000	113,498
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		23,000	23,403
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		87,000	89,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	$52,000	$ 55,120
EnerSys, 5%, 4/30/2023 (n)	95,000	99,394
EnerSys, 4.375%, 12/15/2027 (n)	20,000	20,950
Gates Global LLC, 6.25%, 1/15/2026 (n)	75,000	78,522
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	40,000	44,900
Griffon Corp., 5.75%, 3/01/2028	75,000	80,062
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	65,000	69,875
TriMas Corp., 4.125%, 4/15/2029 (n)	140,000	139,649
		$904,865
Construction – 1.0%
Empire Communities Corp., 7%, 12/15/2025 (n)	$45,000	$ 48,150
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	31,425
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	55,000	55,550
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	65,000	66,137
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	30,000	33,044
Toll Brothers Finance Corp., 4.875%, 11/15/2025	25,000	27,969
Toll Brothers Finance Corp., 4.35%, 2/15/2028	50,000	55,000
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	74,000	76,405
		$393,680
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$50,000	$ 50,312
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	50,000	49,625
Mattel, Inc., 6.75%, 12/31/2025 (n)	10,000	10,505
Mattel, Inc., 3.375%, 4/01/2026 (n)	46,000	47,620
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	42,851
Mattel, Inc., 5.45%, 11/01/2041	5,000	5,702
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	55,000	57,613
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	25,000	23,998
		$288,226
Consumer Services – 1.7%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$20,000	$ 21,150
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	50,000	54,875
ANGI Group LLC, 3.875%, 8/15/2028 (n)	65,000	64,594
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	45,000	46,125
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	45,000	47,715
Garda World Security Corp., 4.625%, 2/15/2027 (n)	20,000	20,000
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	38,000	37,005
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	44,000	48,510
Match Group, Inc., 5%, 12/15/2027 (n)	70,000	73,675
Match Group, Inc., 4.625%, 6/01/2028 (n)	65,000	67,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Match Group, Inc., 4.125%, 8/01/2030 (n)	$20,000	$ 20,075
Realogy Group LLC, 9.375%, 4/01/2027 (n)	70,000	78,225
Realogy Group LLC, 5.75%, 1/15/2029 (n)	20,000	20,750
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	47,000	45,884
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	25,000	25,969
		$671,664
Containers – 1.2%
Berry Global, Inc., 5.625%, 7/15/2027 (n)	$30,000	$ 31,950
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	100,000	107,500
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	41,520
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	60,000	60,975
Greif, Inc., 6.5%, 3/01/2027 (n)	50,000	52,872
Reynolds Group, 4%, 10/15/2027 (n)	75,000	74,156
Silgan Holdings, Inc., 4.75%, 3/15/2025	65,000	66,003
Silgan Holdings, Inc., 4.125%, 2/01/2028	54,000	55,876
		$490,852
Electrical Equipment – 0.3%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$44,000	$ 44,770
CommScope Technologies LLC, 5%, 3/15/2027 (n)	60,000	59,441
		$104,211
Electronics – 1.2%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$15,000	$ 15,319
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	35,000	38,981
Entegris, Inc., 4.625%, 2/10/2026 (n)	70,000	72,428
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	31,538
Entegris, Inc., 3.625%, 5/01/2029 (n)	67,000	68,005
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	50,000	55,750
Sensata Technologies B.V., 5%, 10/01/2025 (n)	95,000	105,450
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	30,000	31,365
Synaptics, Inc., 4%, 6/15/2029 (n)	60,000	60,030
		$478,866
Emerging Market Quasi-Sovereign – 0.8%
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	$200,000	$ 203,100
Petroleos Mexicanos, 6.49%, 1/23/2027	100,000	105,750
		$308,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 1.7%
Arab Republic of Egypt, 6.588%, 2/21/2028	$200,000	$ 208,488
Government of Ukraine, 7.75%, 9/01/2024	100,000	107,250
Republic of Ecuador, 0%, 7/31/2030 (n)	8,116	4,423
Republic of Ecuador, 0.5%, 7/31/2030 (n)	37,800	31,563
Republic of Ecuador, 0.5%, 7/31/2035 (n)	99,060	67,362
Republic of Ecuador, 0.5%, 7/31/2040 (n)	45,400	27,013
Republic of Turkey, 5.75%, 3/22/2024	200,000	203,220
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	20,808
		$670,127
Energy - Independent – 2.0%
Apache Corp., 4.375%, 10/15/2028	$65,000	$ 66,298
Apache Corp., 4.75%, 4/15/2043	30,000	29,790
CNX Resources Corp., 6%, 1/15/2029 (n)	40,000	42,692
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	30,000	29,392
EQT Corp., 5%, 1/15/2029	38,000	41,504
Laredo Petroleum, Inc., 10.125%, 1/15/2028	35,000	36,048
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	107,000	118,731
Murphy Oil Corp., 6.875%, 8/15/2024	30,000	30,675
Murphy Oil Corp., 5.875%, 12/01/2027	25,000	25,125
Occidental Petroleum Corp., 5.875%, 9/01/2025	55,000	60,088
Occidental Petroleum Corp., 5.5%, 12/01/2025	30,000	32,250
Occidental Petroleum Corp., 6.45%, 9/15/2036	25,000	28,406
Occidental Petroleum Corp., 6.6%, 3/15/2046	60,000	66,150
Ovintiv, Inc., 6.5%, 8/15/2034	35,000	44,647
Range Resources Corp., 9.25%, 2/01/2026	20,000	21,962
Range Resources Corp., 8.25%, 1/15/2029 (n)	35,000	37,967
Southwestern Energy Co., 6.45%, 1/23/2025	34,900	37,692
Southwestern Energy Co., 7.5%, 4/01/2026	42,900	45,375
Southwestern Energy Co., 7.75%, 10/01/2027	10,000	10,749
		$805,541
Entertainment – 1.5%
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	$70,000	$ 71,925
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	30,000	32,850
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	50,000	52,719
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	40,000	47,000
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	20,000	20,952
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	35,000	36,024
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	71,000	73,840
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	20,000	20,181
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	25,000	23,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	$30,000	$ 35,294
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	25,000	26,125
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	30,000	34,440
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	45,000	47,192
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	50,000	50,312
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	25,000	27,009
		$599,861
Financial Institutions – 1.4%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$45,000	$ 48,378
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	42,000	44,472
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	70,000	72,187
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	45,000	46,912
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	144,266	144,266
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	50,000	52,250
OneMain Finance Corp., 6.875%, 3/15/2025	40,000	45,450
OneMain Finance Corp., 8.875%, 6/01/2025	30,000	33,188
OneMain Finance Corp., 7.125%, 3/15/2026	30,000	35,063
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	45,000	49,354
		$571,520
Food & Beverages – 1.9%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$90,000	$ 95,737
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	110,000	121,539
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	35,000	38,500
Kraft Heinz Foods Co., 4.375%, 6/01/2046	95,000	101,812
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	100,000	103,750
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	11,000	12,128
Performance Food Group Co., 5.5%, 10/15/2027 (n)	65,000	68,500
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	45,000	47,419
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	45,000	45,450
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	45,000	44,901
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	75,656
		$755,392
Gaming & Lodging – 2.4%
Boyd Gaming Corp., 4.75%, 12/01/2027	$40,000	$ 41,004
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	60,000	60,488
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	55,000	57,475
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	45,000	46,713
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	45,000	47,375
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	50,000	55,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	$65,000	$ 65,162
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	61,000	59,989
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	60,000	63,833
MGM Growth Properties LLC, 5.75%, 2/01/2027	25,000	27,883
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	42,000	42,522
MGM Resorts International, 6.75%, 5/01/2025	60,000	64,350
MGM Resorts International, 5.5%, 4/15/2027	45,000	49,106
Scientific Games Corp., 8.25%, 3/15/2026 (n)	35,000	37,712
Scientific Games International, Inc., 7%, 5/15/2028 (n)	40,000	43,000
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	55,000	56,719
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	70,000	70,562
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	38,000	39,224
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	35,000	36,794
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	25,000	25,842
		$991,312
Industrial – 0.4%
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$84,000	$ 83,160
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	70,000	71,412
		$154,572
Insurance - Property & Casualty – 0.5%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$15,000	$ 15,412
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	85,000	89,250
AssuredPartners, Inc., 7%, 8/15/2025 (n)	20,000	20,400
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	20,000	20,275
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	35,000	35,532
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	20,000	21,300
		$202,169
Machinery & Tools – 0.1%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$51,000	$ 54,124
Medical & Health Technology & Services – 3.4%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	$50,000	$ 49,721
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	90,000	94,275
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	40,000	42,300
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	85,000	86,488
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	95,000	100,106
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	10,000	11,000
DaVita, Inc., 4.625%, 6/01/2030 (n)	40,000	40,500
DaVita, Inc., 3.75%, 2/15/2031 (n)	45,000	42,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Encompass Health Corp., 5.75%, 9/15/2025	$10,000	$ 10,338
Encompass Health Corp., 4.625%, 4/01/2031	35,000	37,100
HCA, Inc., 5.375%, 2/01/2025	80,000	89,154
HCA, Inc., 5.875%, 2/15/2026	90,000	103,387
HCA, Inc., 5.625%, 9/01/2028	20,000	23,325
HCA, Inc., 5.875%, 2/01/2029	20,000	23,600
HCA, Inc., 3.5%, 9/01/2030	80,000	82,228
HealthSouth Corp., 5.125%, 3/15/2023	60,000	60,075
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	45,000	46,688
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	209,250
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	25,000	25,000
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	15,000	15,003
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	75,000	81,000
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	89,000	86,997
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	35,000	36,540
		$1,396,825
Medical Equipment – 0.5%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$85,000	$ 87,975
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,756
Teleflex, Inc., 4.625%, 11/15/2027	85,000	90,396
		$209,127
Metals & Mining – 1.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$75,000	$ 79,738
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	40,000	43,200
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	45,000	43,637
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	70,037
Freeport-McMoRan, Inc., 5%, 9/01/2027	60,000	63,668
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	35,000	37,319
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	55,000	60,913
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	49,000	50,379
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	65,000	66,118
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	83,000	85,282
Novelis Corp., 5.875%, 9/30/2026 (n)	95,000	99,103
Novelis Corp., 4.75%, 1/30/2030 (n)	20,000	20,800
		$720,194
Midstream – 2.4%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$27,000	$ 28,181
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	55,000	55,962
EnLink Midstream Partners LP, 4.85%, 7/15/2026	40,000	40,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	$44,000	$ 45,485
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	15,000	16,387
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	15,000	16,564
EQM Midstream Partners LP, 5.5%, 7/15/2028	120,000	127,464
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	30,000	29,775
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	15,000	15,000
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	53,900	52,782
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	5,000	5,151
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	75,000	77,344
NuStar Logistics, LP, 5.75%, 10/01/2025	48,000	51,660
Peru LNG, 5.375%, 3/22/2030	200,000	167,502
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	35,000	36,336
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	80,000	89,800
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	30,000	31,304
Western Midstream Operating LP, 5.3%, 2/01/2030	45,000	49,106
Western Midstream Operation LP, 4.65%, 7/01/2026	35,000	37,472
Western Midstream Operation LP, 5.5%, 8/15/2048	15,000	15,300
		$988,975
Municipals – 0.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$ 102,500
Network & Telecom – 0.1%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$60,000	$ 61,725
Oil Services – 0.6%
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	$15,000	$ 12,075
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	189,264	200,453
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	20,000	20,946
		$233,474
Oils – 0.2%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$45,000	$ 38,363
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	40,000	30,183
		$68,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.5%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	$200,000	$ 218,500
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$65,000	$ 66,950
NCR Corp., 5.125%, 4/15/2029 (n)	35,000	36,006
		$102,956
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$150,000	$ 153,154
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	105,000	106,575
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	30,000	30,046
Catalent, Inc., 3.125%, 2/15/2029 (n)	19,000	18,383
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	65,000	60,938
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	30,000	29,700
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	61,000	66,520
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	204,898
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	35,000	36,838
		$707,052
Pollution Control – 0.4%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$20,000	$ 20,350
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	20,000	21,900
GFL Environmental, Inc., 4%, 8/01/2028 (n)	35,000	33,493
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	40,000	38,510
Stericycle, Inc., 3.875%, 1/15/2029 (n)	55,000	54,862
		$169,115
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$50,000	$ 52,000
Taseko Mines Ltd., 7%, 2/15/2026 (n)	30,000	31,200
		$83,200
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$ 157,875
News Corp., 3.875%, 5/15/2029 (n)	45,000	45,887
		$203,762
Railroad & Shipping – 0.2%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$58,000	$ 61,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.4%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$60,000	$ 63,675
RHP Hotel Properties LP, 4.5%, 2/15/2029 (n)	35,000	34,639
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	51,000	52,485
		$150,799
Retailers – 0.4%
L Brands, Inc., 5.25%, 2/01/2028	$110,000	$ 120,587
L Brands, Inc., 6.625%, 10/01/2030 (n)	25,000	28,812
		$149,399
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$60,000	$ 62,698
Specialty Stores – 0.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$69,000	$ 68,914
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	20,000	20,250
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	35,000	35,962
		$125,126
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$7,000	$ 7,219
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	75,000	78,000
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	48,000
		$133,219
Telecommunications - Wireless – 2.7%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$ 198,460
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	209,000
SBA Communications Corp., 4.875%, 9/01/2024	55,000	56,306
SBA Communications Corp., 3.875%, 2/15/2027	55,000	56,247
SBA Communications Corp., 3.125%, 2/01/2029 (n)	70,000	67,058
Sprint Capital Corp., 6.875%, 11/15/2028	95,000	119,703
Sprint Corp., 7.125%, 6/15/2024	25,000	28,872
Sprint Corp., 7.625%, 3/01/2026	120,000	147,150
T-Mobile USA, Inc., 2.25%, 2/15/2026	35,000	35,222
T-Mobile USA, Inc., 5.375%, 4/15/2027	110,000	116,462
T-Mobile USA, Inc., 2.625%, 2/15/2029	68,000	66,240
		$1,100,720
Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$30,000	$ 31,816
Vector Group Ltd., 5.75%, 2/01/2029 (n)	40,000	40,257
		$72,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.5%
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)	$200,000	$ 212,600
Utilities - Electric Power – 1.6%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$ 221,000
Calpine Corp., 4.5%, 2/15/2028 (n)	40,000	40,428
Calpine Corp., 5.125%, 3/15/2028 (n)	45,000	45,734
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	30,000	31,414
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	90,000	88,712
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	10,000	10,563
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	37,783
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	36,000	38,160
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	40,000	41,000
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	80,000	85,800
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	15,000	15,619
		$656,213
Total Bonds (Identified Cost, $21,293,346)		$ 21,839,774
Common Stocks – 42.6%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	2,979	$ 664,436
Northrop Grumman Corp.	1,790	634,448
		$1,298,884
Brokerage & Asset Managers – 3.6%
BlackRock, Inc.	769	$ 630,042
NASDAQ, Inc.	5,207	841,139
		$1,471,181
Business Services – 4.4%
Accenture PLC, “A”	1,693	$ 490,919
Equifax, Inc.	2,723	624,194
Fiserv, Inc. (a)	5,552	666,906
		$1,782,019
Cable TV – 2.1%
Comcast Corp., “A”	15,239	$ 855,670
Construction – 1.7%
ICA Tenedora, S.A. de C.V.	10,542	$ 21,099
Sherwin-Williams Co.	2,397	656,466
		$677,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.0%
Texas Instruments, Inc.	4,457	$ 804,533
Food & Beverages – 1.6%
Nestle S.A., ADR	5,481	$ 655,144
Health Maintenance Organizations – 1.7%
Cigna Corp.	2,772	$ 690,256
Insurance – 4.2%
Aon PLC	2,384	$ 599,433
Chubb Ltd.	3,344	573,797
Marsh & McLennan Cos., Inc.	3,772	511,860
		$1,685,090
Machinery & Tools – 1.9%
Illinois Tool Works, Inc.	3,362	$ 774,807
Major Banks – 2.0%
JPMorgan Chase & Co.	5,163	$ 794,121
Medical Equipment – 3.6%
Medtronic PLC	5,134	$ 672,143
Thermo Fisher Scientific, Inc.	1,687	793,278
		$1,465,421
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$ 16,951
Other Banks & Diversified Financials – 3.1%
American Express Co.	3,282	$ 503,295
Citigroup, Inc.	10,632	757,423
		$1,260,718
Pharmaceuticals – 1.7%
Johnson & Johnson	4,190	$ 681,839
Special Products & Services – 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$ 454,688
Utilities - Electric Power – 4.6%
Dominion Energy, Inc.	5,030	$ 401,897
Duke Energy Corp.	7,138	718,725
Southern Co.	11,235	743,420
		$1,864,042
Total Common Stocks (Identified Cost, $9,384,352)		$ 17,232,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – 0.3%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.615%, 9/18/2026	$18,118	$ 18,024
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.615%, 4/15/2027	$20,737	$ 20,600
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.952%, 6/01/2024	$17,189	$ 17,075
Element Solutions, Inc., Term Loan B1, 2.113%, 1/31/2026	20,685	20,577
		$37,652
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.863%, 4/16/2025	$20,674	$ 20,421
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.863%, 11/27/2025	$18,000	$ 17,943
Total Floating Rate Loans (Identified Cost, $115,763)		$ 114,640

	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	40	$ 0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	40	0
Total Warrants (Identified Cost, $0)				$ 0

Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $1,060,119)	1,060,155	$ 1,060,155
Other Assets, Less Liabilities – 0.6%		232,519
Net Assets – 100.0%		$40,480,017

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,060,155 and $39,187,343, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,529,254, representing 40.8% of net assets.

Portfolio of Investments (unaudited) – continued
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	110,852	EUR	92,322	JPMorgan Chase Bank N.A.	7/16/2021	$(309)
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $30,793,461)	$39,187,343
Investments in affiliated issuers, at value (identified cost, $1,060,119)	1,060,155
Cash	9,449
Receivables for
Investments sold	24,710
Interest and dividends	322,376
Other assets	16,306
Total assets	$40,620,339
Liabilities
Payables for
Forward foreign currency exchange contracts	$309
Investments purchased	81,406
Payable to affiliates
Investment adviser	2,108
Administrative services fee	96
Transfer agent and dividend disbursing costs	147
Accrued expenses and other liabilities	56,256
Total liabilities	$140,322
Net assets	$40,480,017
Net assets consist of
Paid-in capital	$33,143,349
Total distributable earnings (loss)	7,336,668
Net assets	$40,480,017
Shares of beneficial interest outstanding	7,249,048
Net asset value per share (net assets of $40,480,017 / 7,249,048 shares of beneficial interest outstanding)	$5.58
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$580,946
Dividends	173,173
Other	652
Dividends from affiliated issuers	554
Foreign taxes withheld	(2,521)
Total investment income	$752,804
Expenses
Management fee	$159,702
Transfer agent and dividend disbursing costs	6,996
Administrative services fee	8,679
Independent Trustees' compensation	2,347
Stock exchange fee	11,816
Custodian fee	2,735
Shareholder communications	20,696
Audit and tax fees	39,112
Legal fees	701
Miscellaneous	21,323
Total expenses	$274,107
Net investment income (loss)	$478,697
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$582,252
Forward foreign currency exchange contracts	(1,713)
Foreign currency	(75)
Net realized gain (loss)	$580,464
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,049,308
Forward foreign currency exchange contracts	(1,294)
Translation of assets and liabilities in foreign currencies	11
Net unrealized gain (loss)	$4,048,025
Net realized and unrealized gain (loss)	$4,628,489
Change in net assets from operations	$5,107,186
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$478,697	$1,053,443
Net realized gain (loss)	580,464	2,657,204
Net unrealized gain (loss)	4,048,025	(3,125,641)
Change in net assets from operations	$5,107,186	$585,006
Distributions to shareholders	$(1,051,485)	$(3,734,845)
Tax return of capital distributions to shareholders	$—	$(104,397)
Distributions from other sources	$(903,153)	$—
Change in net assets from fund share transactions	$125,939	$197,900
Total change in net assets	$3,278,487	$(3,056,336)
Net assets
At beginning of period	37,201,530	40,257,866
At end of period	$40,480,017	$37,201,530
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$5.15	$5.60	$5.43	$6.03	$5.91	$6.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.16	$0.16	$0.20(c)	$0.23
Net realized and unrealized gain (loss)	0.63	(0.07)	0.56	(0.18)	0.52	0.18
Total from investment operations	$0.70	$0.08	$0.72	$(0.02)	$0.72	$0.41
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)	$(0.17)	$(0.18)	$(0.21)	$(0.24)
From net realized gain	—	(0.36)	(0.03)	(0.11)	—	—
From tax return of capital	—	(0.01)	(0.35)	(0.29)	(0.39)	(0.35)
From other sources	(0.12)	—	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.53)	$(0.55)	$(0.58)	$(0.60)	$(0.59)
Net increase from repurchase of capital shares	$—	$0.00(w)	$—	$—	$0.00(w)	$—
Net asset value, end of period (x)	$5.58	$5.15	$5.60	$5.43	$6.03	$5.91
Market value, end of period	$6.54	$5.25	$6.48	$5.49	$6.66	$5.50
Total return at market value (%) (j)(r)(s)(x)	30.56(n)	(10.63)	30.24	(8.87)	33.86	10.75
Total return at net asset value (%)	13.56(n)	1.44	13.80	(0.44)	12.79(c)	8.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.40(a)	1.44	1.41	1.39	1.23(c)	1.42
Net investment income (loss)	2.45(a)	2.76	2.89	2.76	3.35(c)	3.88
Portfolio turnover	19(n)	48	34	33	35	26
Net assets at end of period (000 omitted)	$40,480	$37,202	$40,258	$38,834	$42,842	$41,849

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source

Notes to Financial Statements (unaudited) - continued
and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$16,539,735	$0	$16,951	$16,556,686
Switzerland	655,144	—	—	655,144
Mexico	—	21,099	—	21,099
Non - U.S. Sovereign Debt	—	978,977	—	978,977
Municipal Bonds	—	102,500	—	102,500
U.S. Corporate Bonds	—	17,181,641	—	17,181,641
Foreign Bonds	—	3,576,656	—	3,576,656
Floating Rate Loans	—	114,640	—	114,640
Mutual Funds	1,060,155	—	—	1,060,155
Total	$18,255,034	$21,975,513	$16,951	$40,247,498
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(309)	$—	$(309)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/20	$16,951
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/21	$16,951

Notes to Financial Statements (unaudited) - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2021 is $0. At April 30, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(309)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,713)

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,294)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon

Notes to Financial Statements (unaudited) - continued
when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.
For the six months ended April 30, 2021, the amount of distributions estimated to be a tax return of capital was approximately $903,153 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$1,152,035
Long-term capital gains	2,582,810
Tax return of capital (b)	104,397
Total distributions	$3,839,242

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$32,001,700
Gross appreciation	8,522,236
Gross depreciation	(276,438)
Net unrealized appreciation (depreciation)	$ 8,245,798
As of 10/31/20
Other temporary differences	(20,368)
Net unrealized appreciation (depreciation)	4,204,488
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund's average daily net assets. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2021. For the six months ended April 30, 2021, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.82% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2021, these fees paid to MFSC amounted to $1,109.

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0444% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2021, this reimbursement amounted to $27, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $7,068,166 and $8,380,582, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2021, the fund did not repurchase any shares. The fund repurchased 10,450 shares of beneficial interest during the year ended October 31, 2020 at an average price per share of $3.98 and a weighted average discount of 10.64% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	21,968	$125,939	43,842	$239,515
Capital shares repurchased	—	—	(10,450)	(41,615)
Net change	21,968	$125,939	33,392	$197,900

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $85 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,148,461	$4,984,352	$5,072,658	$—	$—	$1,060,155

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$554	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Special Value Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the “Fund”), including the portfolio of investments, as of April 30, 2021, and the related statements of operations, changes in net assets and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2020 and the financial highlights for each of the five years in the period then ended; and in our report dated December 16, 2020, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
June 15, 2021

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MFV

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Special Value Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/20-11/30/20	0	N/A	0	722,312
12/01/20-12/31/20	0	N/A	0	722,312
1/01/21-1/31/21	0	N/A	0	722,312
2/01/21-2/28/21	0	N/A	0	722,312
3/01/21-3/31/21	0	N/A	0	722,312
4/01/21-4/30/21	0	N/A	0	722,312

Total	0	N/A	0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2020 plan year is 722,312.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.